CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income		¥ 540,988		$ 76,196	¥ 1,408,732	[1],[2]	¥ 2,028,124	[1],[2]
Adjustments to reconcile Net income to net cash generated from operating activities:
Depreciation of property, equipment and leasehold improvement		37,622		5,299	76,041	[1]	40,865	[1]
Amortization of right-of-use assets		50,087		7,055	83,051	[1]	67,907	[1]
Amortization of intangible assets		8,892		1,252	5,367	[1]	4,774	[1]
Loss on disposal of long-term assets		2,989		421	1,228	[1]	4,096	[1]
Dividend income		(640)		(90)	(640)	[1]
Deferred income tax		4,495		633	(38,898)	[1]	(15,553)	[1]
Inventory write-downs		35,695		5,028	179,694	[1]	89,071	[1]
Interest expense	[1]				1,402
Foreign exchange (gain)/loss		(586)		(81)	5,818	[1]	(1,327)	[1]
Share-based compensation expenses		362,868		51,108	166,161	[1]	223,345	[1]
Impairment of long-term investments		0		0	4,000	[1]	0	[1]
Unrealized investment income		(378,138)		(53,260)	(68,876)	[1]	(15,787)	[1]
Impairment of property, equipment, and leasehold improvement and intangible assets		5,008		705	29,938	[1]
Impairment of other non-current assets		72		10	12,591	[1]
Gain on disposal of long-term investment		(164,400)		(23,155)
Provision for credit losses		1,615		227	25,039	[1]	2,562	[1]
Changes in operating assets and liabilities:
Accounts and notes receivable		26,976		3,799	(37,417)	[1]	5,924	[1]
Receivables from online payment platforms		(3,893)		(548)	7,006	[1]	(9,144)	[1]
Inventories		(39,054)		(5,501)	278,493	[1]	(349,036)	[1]
Amounts due from related parties		(113,624)		(16,004)	(3,176)	[1]	(1,936)	[1]
Amounts due to related parties		60,397		8,507	423	[1]
Prepayments and other current assets		29,937		4,217	357,876	[1]	(408,430)	[1]
Other non-current assets		2,240		315	11,159	[1]	(17,582)	[1]
Accounts and notes payable		(30,057)		(4,233)	(1,019,499)	[1]	(170,937)	[1]
Contract liabilities		(25,798)		(3,634)	(211,425)	[1]	(33,783)	[1]
Salary and welfare benefits payable		(88,493)		(12,464)	(42,644)	[1]	(9,165)	[1]
Taxes payable		(36,861)		(5,190)	(490,645)	[1]	234,117	[1]
Accrued expenses and other current liabilities		(29,924)		(4,215)	(173,278)	[1]	193,916	[1]
Lease liabilities		(59,710)		(8,410)	(80,692)	[1]	(62,129)	[1]
Net cash provided by operating activities		198,703		27,987	486,829	[1]	1,799,892	[1]
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvement		(28,221)		(3,975)	(38,638)	[1]	(130,940)	[1]
Purchase of intangible assets		(4,192)		(590)	(5,930)	[1]	(7,896)	[1]
Purchase of short-term bank deposits		(4,843,210)		(682,152)	(18,525,804)	[1]	(3,245,043)	[1]
Purchase of long-term bank deposits		(782,335)		(110,190)	(8,835,258)	[1]	(4,146,201)	[1]
Proceeds from maturities of short-term bank deposits		9,717,494		1,368,680	16,012,167	[1]	1,141,344	[1]
Proceeds from maturities of long-term bank deposits		240,000		33,803	9,569,537	[1]	637,570	[1]
Purchase of short-term investments		(8,749,704)		(1,232,370)	(14,946,940)	[1]	(14,320,000)	[1]
Purchase of long-term investment securities		(2,325,411)		(327,527)	(3,481,674)	[1]
Proceeds from maturities of short-term investments		8,388,000		1,181,425	13,415,500	[1]	9,675,500	[1]
Sale of short-term investments		320,000		45,071	2,704,000	[1]	2,512,000	[1]
Sale of long-term investment		588,872		82,941
Purchase of long-term investments		(430,788)		(60,675)			(8,000)	[1]
Investment prepayment returned from Relx Inc.	[1]						21,006
Dividend from investment		640		91
Net cash (used in)/ generated from investing activities		2,091,145		294,532	(4,133,040)	[1]	(7,870,660)	[1]
Cash flows from financing activities:
Proceeds from issuance of ordinary share upon IPO, net of issuance costs	[1]						10,042,422
Capital contribution from non-controlling interest		11,050		1,556			389	[1]
Proceeds from bank loan	[1]				198,598
Repayments of bank loans	[1]				(200,000)
Proceeds from exercise of employees' share options		8,757		1,232	23,862	[1]
Acquisition of subsidiaries - net of cash acquired		(169,148)		(23,824)
Dividend paid		(92,384)		(13,012)
Funds provided by related parties		41,107		5,790
Funds paid back to Relx Inc.		0			0		(11,174)	[1]
Cash payments for repurchase of shares		(996,628)		(140,372)	(500,370)	[1]	(127,516)	[1]
Other financing activities		4,030		569	640	[1]
Net cash generated from/(used in) financing activities		(1,193,216)		(168,061)	(477,270)	[1]	9,904,121	[1]
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		34,340		4,836	203,100	[1]	(78,687)	[1]
Net increase/(decrease) in cash, cash equivalents and restricted cash		1,130,972		159,294	(3,920,381)	[1]	3,754,666	[1]
Cash, cash equivalents and restricted cash at the beginning of the year		1,289,086	[1]	181,564	5,209,467	[1]	1,454,801	[1]
Cash, cash equivalents and restricted cash at the end of the year		2,420,058		340,858	1,289,086	[1]	5,209,467	[1]
Including:
Cash and cash equivalents at the end of the year		2,390,298		336,666	1,268,512	[1]	5,208,967	[1]
Restricted cash at the end of the year		29,760		4,192	20,574	[1]	500	[1]
Supplemental disclosures of cash flow information:
Cash paid for income taxes		74,844		10,542	743,528	[1]	471,255	[1]
Cash paid for interest	[1]				1,402
Non-cash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables		923		130	154	[1]	2,551	[1]
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.		¥ 396,378		$ 55,829	¥ (80,649)	[1]	¥ 325,447	[1]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.